Expense Example {- Strategic Advisers® Emerging Markets Fund} - 02.28 Strategic Advisers Emerging Markets Fund PRO-15 - Strategic Advisers® Emerging Markets Fund - Strategic Advisers Emerging Markets Fund-Default
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 57
3 years	191
5 years	383
10 years	$ 939